UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares [Member]
Ordinary stock, par value	$ 0.0000001
Ordinary stock, shares authorized		800,000,000
Ordinary stock, shares outstanding	10,941,519	10,941,519
Class B Ordinary Shares [Member]
Ordinary stock, par value	$ 0.0000001
Ordinary stock, shares authorized	200,000,000
Ordinary stock, shares outstanding	1,495,942	1,495,942